SHARE-BASED COMPENSATION PLAN (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
		Nov. 30, 2022	Oct. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Compensation expense related to the stock option awards				$ 1,847	$ 2,203	$ 476
Share based compensation				$ 1,847	$ 2,203	476
Stock Option [Member]
Share-based Compensation [Abstract]
Stock options available for redistribution (in shares)			1,000,000
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Volatility				69.00%
Dividend yield	[1]			0.00%
Risk-free interest rate				4.54%
Weighted-average grant date fair value (in dollars per share)				$ 1.15
Options outstanding				3,855,000
Outstanding stock options for a cash payment (in dollars per share)				$ 1.15
Fair value of stock option at settlement (in dollars per share)				0.93
Excess of settlement amount over fair value (in dollars per share)				$ 0.23
Recognized compensation cost				$ 890
2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Number of shares authorized (in shares)				0	4,000,000
Amended 2011 Equity Incentive Plan [Member]
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Compensation expense related to the stock option awards				$ 1,800	$ 2,200	$ 400
Amended 2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Stock option grants (in shares)			989,000
Shares available for future issuance (in shares)		3,000,000
Vesting period		12 months
Stock option exercise price (in dollars per share)		$ 3.6
Share-based Compensation Grant Date Fair Value of Options [Abstract]
Forfeiture shares (in shares)				0	135,000
Share based compensation					$ 100
Amended 2011 Equity Incentive Plan [Member] | Options with Two Year Vesting [Member] | Stock Option [Member]
Share-based Compensation [Abstract]
Stock option grants (in shares)		3,990,000
Vesting period		2 years

[1]	Applied nil as the exercise price is adjusted for dividends